Subsequent Events (Additional Information) (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 17, 2023 USD ($) $ / shares shares	Jan. 27, 2023 USD ($) shares	May 13, 2022 shares	Dec. 31, 2022 shares	Jan. 27, 2023 GBP (£)
Class A Common Stock
Subsequent Event [Line Items]
Shares issued in business acquisitions, shares			7,781,723
Class A Common Stock | Convertible Promissory Note
Subsequent Event [Line Items]
Shares issued in business acquisitions, shares				5,881,723
Subsequent Event [Member] | STL Amendment
Subsequent Event [Line Items]
Principal amount approved | $	$ 6.0
Maturity date	Jul. 15, 2027
Exericse price per share | $ / shares	$ 0.01
Subsequent Event [Member] | Dragonfly Eye Limited
Subsequent Event [Line Items]
Cash | $		$ 5.6
Subsequent Event [Member] | Dragonfly Eye Limited | Maximum
Subsequent Event [Line Items]
Eligible additional payment | £					£ 3,500,000
Subsequent Event [Member] | Dragonfly Eye Limited | Convertible Promissory Note
Subsequent Event [Line Items]
Carrying value of convertible notes | $		$ 11.1
Subsequent Event [Member] | Class A Common Stock
Subsequent Event [Line Items]
Shares issued in business acquisitions, shares		5,881,723
Subsequent Event [Member] | Class A Common Stock | STL Amendment | Maximum
Subsequent Event [Line Items]
Purchase of common stock	80,000
Subsequent Event [Member] | Class A Common Stock | Dragonfly Eye Limited
Subsequent Event [Line Items]
Shares issued in business acquisitions, shares		1,885,149